Significant Subsidiaries - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) subsidiary shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.68%
Proportion of voting rights held in subsidiary	50.00%
Proportion of voting rights held by non-controlling interests	50.00%
Loss on disposition of subsidiaries		$ 546,000
(Gain) loss on dispositions of subsidiaries	$ 264,000		$ (546,000)
Loss from disposition of subsidiary			$ 356,000
Number of subsidiaries | subsidiary			2
Percentage of proportional beneficial interest in MFC (A) Ltd. and MFC (B) Ltd	36.75%
Fair Value Of Rights	$ 0
Merkanti Holding plc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.96%
Number of shares issued | shares			20,000
Cash consideration			$ 8,000
Cash receivable			$ 23,000